Provisions (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions
Pension liabilities (see Note 5)	kr 80	kr 40	kr 38	kr 17
Long term employee benefit	3	4
Off balance, expected credit losses	2
Termination reserve		1
Total	kr 85	kr 45